Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Contract assets [Line Items]
Contract with Customer, Asset and Liability [Table Text Block]
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

(in thousands)	December 31, 2019	December 31, 2018

Receivables, current and non-current, net	$10,377	$20,655
Contract assets	$3,512	$2,595
Contract liabilities	$4,024	$8,938

Receivables, Net—Receivables, net, include amounts billed and due from customers. The amounts due are stated at their net estimated realizable value and are classified as current or noncurrent based on the timing of when the Company expects to receive payment. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of receivables that will not be collected. The allowance is based upon an assessment of customer creditworthiness, historical payment experience, the age of outstanding receivables and collateral to the extent applicable. Receivables, net for our Pharmaceutical segment are classified as a current asset and included in Assets held for sale. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

Contract Assets—The Company’s contract assets represent revenue recognized for performance obligations completed before an unconditional right to payment exists, and therefore invoicing or associated reporting from the customer regarding the computation of the net product sales has not yet occurred. The Company’s contract assets are only attributable to the Pharmaceutical segment, and as such classifies contract assets in Assets held for sale in the Company’s Consolidated Balance Sheets.

(in thousands)	Medical Devices	Pharmaceutical	Total

Contract assets at December 31, 2018	$—	$2,595	$2,595
Contract assets recognized	—	12,259	12,259
Payments received	—	(11,342)	(11,342)
Contract assets at December 31, 2019	$—	$3,512	$3,512

Contract Liabilities—The Company’s contract liabilities consist of deferred revenue for products sold to customers for which the performance obligation has not been completed by the Company. The Company classifies deferred revenue as current or noncurrent based on the timing of when it expects to recognize revenue. The noncurrent portion of deferred revenue is included in Other long-term liabilities in the Company’s Consolidated Balance Sheets. The Pharmaceutical deferred revenue is classified as a current liability and included in Liabilities held for sale.

(in thousands)	Medical Devices	Pharmaceutical	Total

Contract liabilities at December 31, 2018	$1,167	$7,771	$8,938
Additions	916	2,123	3,039
Amounts recognized in revenue	(1,008)	(6,945)	(7,953)
Contract liabilities at December 31, 2019	$1,075	$2,949	$4,024